RELATED PARTY TRANSACTION (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 60,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000
Warrant Expiration Period	2019
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	60,000
Common Stock, Par or Stated Value Per Share	$ 1